STATEMENT OF CASH FLOWS	3 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (1,104)
Changes in operating assets and liabilities:
Accrued expenses	1,000
Net cash used in operating activities	(104)
Cash Flows from Financing Activities:
Proceeds from issuance of Class B common stock to the Founders	25,000
Proceeds from promissory notes - related parties	160,000
Payment of offering costs	(12,042)
Net cash provided by financing activities	172,958
Net Change in Cash	172,854
Cash - Beginning of period	0
Cash - End of period	172,854
Non-cash investing and financing activities:
Deferred offering costs included in accrued offering costs	$ 25,000